Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Fair Value
	COMMON STOCKS - 98.6%
	BANKING - 0.9%
15,000	Axos Financial, Inc. *	$ 562,950

	BEVERAGES - 2.2%
9,100	PepsiCo, Inc.	1,349,530

	BIOTECH & PHARMA - 0.9%
8,000	Novo Nordisk - ADR	558,800

	CHEMICALS - 4.5%
13,151	Koninklijke DSM - ADR	568,518
15,000	PPG Industries, Inc.	2,163,300
		2,731,818
	DIVERSIFIED INDUSTRIALS - 6.6%
6,000	3M Co.	1,048,740
14,600	Emerson Electric Co.	1,173,402
8,300	Illinois Tool Works, Inc.	1,692,204
		3,914,346
	ELECTRICAL EQUIPMENT - 3.6%
23,660	Johnson Controls International plc	1,102,319
9,000	TE Connectivity Ltd	1,089,630
		2,191,949
	ENTERTAINMENT CONTENT - 4.0%
10,000	Activision Blizzard, Inc.	928,500
8,000	Walt Disney Co.	1,449,440
		2,377,940
	HOUSEHOLD PRODUCTS - 3.9%
10,000	Colgate-Palmolive Co.	855,100
5,000	Kimberly-Clark Corp.	674,150
5,858	Procter & Gamble Co.	815,082
		2,344,332
	INSURANCE - 8.1%
3,013	Alleghany Corp.	1,818,918
3,000	Aon PLC	633,810
6,500	Berkshire Hathaway, Inc. *	1,507,155
900	White Mountains Insurance Group Ltd.	900,594
		4,860,477
	INTERNET MEDIA & SERVICES - 5.4%
1,103	Alphabet, Inc. *	1,932,324
750	Alphabet, Inc. *	1,314,480
		3,246,804
	LEISURE FACILITIES & SERVICES - 2.9%
8,000	McDonald's Corp.	1,716,640

	MACHINERY - 4.8%
20,000	GraCo., Inc.	1,447,000
12,300	Lincoln Electric Holdings, Inc.	1,429,875
		2,876,875
Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCKS - 98.6% (Continued)
	HEALTHCARE - 11.5%
13,497	Abbott Laboratories	$ 1,477,787
3,134	Becton Dickinson and Co.	784,189
28,000	Edwards Lifesciences Corp. *	2,554,440
8,500	Stryker Corp.	2,082,840
		6,899,256
	METALS & MINING - 1.9%
5,000	Newmont Corporation	299,450
20,000	Wheaton Precious Metals Corp.	834,800
		1,134,250
	RETAIL - CONSUMER STAPLES - 3.9%
6,300	CostCo Wholesale Corp.	2,373,714

	RETAIL - DISCRETIONARY - 5.1%
8,500	Genuine Parts Co.	853,655
13,700	Lowe's Cos., Inc.	2,198,987
		3,052,642
	SEMICONDUCTORS - 4.8%
18,154	Intel Corp.	904,432
12,200	Texas Instruments, Inc.	2,002,386
		2,906,818
	SOFTWARE - 4.2%
11,400	Microsoft Corp.	2,535,588

	TECHNOLOGY HARDWARE - 8.0%
16,000	Apple, Inc.	2,123,040
17,876	CisCo Systems, Inc.	799,951
5,000	Zebra Technologies Corp. *	1,921,650
		4,844,641
	TECHNOLOGY SERVICES - 10.9%
6,700	Automatic Data Processing, Inc.	1,180,540
9,000	Equifax, Inc.	1,735,560
11,250	Global Payments, Inc.	2,423,475
6,000	Verisk Analytics, Inc.	1,245,540
		6,585,115
	TELECOMMUNICATIONS - 0.5%
10,000	AT&T, Inc.	287,600

	TOTAL COMMON STOCK (Cost $13,637,532)	59,352,085

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.1%
4,800	EastGroup Properties, Inc.	662,688
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $155,309)	662,688

	TOTAL INVESTMENTS (Cost $13,792,841) - 99.7%	$ 60,014,773

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	203,784

	NET ASSETS - 100.0%	$ 60,218,557

* Non-income producing securities.
ADR - American Depositary Receipt.
PLC - Public Limited Company

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020, for the Fund’s investments measured at fair value:

Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		$ 59,352,085	$ -	$ -	$ 59,352,085
Real Estate Investment Trusts		662,688	-	-	662,688
Total		$ 60,014,773	$ -	$ -	$ 60,014,773
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)
$ 13,792,841	$ 46,228,852		$ (6,920)		$ 46,221,932